PGIM Laddered Nasdaq-100 Buffer 12 ETF
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Long-Term Investments 100.0%
Affiliated Exchange-Traded Funds
PGIM Nasdaq-100 Buffer 12 ETF - January	283,475	$8,322,401

PGIM Nasdaq-100 Buffer 12 ETF - April	290,302	8,353,440

PGIM Nasdaq-100 Buffer 12 ETF - July	285,196	8,332,514

PGIM Nasdaq-100 Buffer 12 ETF - October	288,956	8,326,614

Total Long-Term Investments (cost $31,707,472)		33,334,969

Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $709,779)	709,779	709,779

TOTAL INVESTMENTS 102.1% (cost $32,417,251)(wa)		34,044,748
Liabilities in excess of other assets (2.1)%		(693,446)

Net Assets 100.0%		$33,351,302

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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